Commitments and Contingencies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Changes in Product Warranty Reserves
Changes in the Company’s product warranty reserves were as follows (in thousands):
September 30, 2021
Balance at beginning of period, December 31, 2020	$ 6,811
Warranties issued during the period	2,902
Settlements made during the period	(3,507)
Changes in liability for pre-existing warranties	(783)
Balance at end of period	$ 5,423

Changes in the Company’s product warranty reserves were as follows (in thousands):
	Years Ended December 31,
	2019	2020
Balance at beginning of period	$ —	$ 2,057
Warranties issued during the period	2,057	7,866
Settlements made during the period	—	(3,111)
Changes in liability for pre-existing warranties	—	(1)
Balance at end of period	$2,057	$ 6,811